Summary of Significant Accounting Policies - Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Mar. 17, 2014
Property and equipment, net
Residual value of furniture, fixtures and equipment and motor vehicles (as a percent)	5.00%	5.00%
Impairment of long-lived assets (other than goodwill and intangible assets with indefinite life)
Impairments		¥ 0	¥ 0	¥ 0
Cost of revenues
Inventory write-down	$ 64,115	440,823	206,733	303,233
Marketing expenses
Advertising expenses		¥ 1,651,996	1,526,815	1,671,779
Non-compete agreement
Intangible assets, net
Estimated economic life	3 years	3 years
Minimum | Customer relationships
Intangible assets, net
Estimated economic life	4 years	4 years
Minimum | Trademarks
Intangible assets, net
Estimated economic life	2 years	2 years
Minimum | Domain names
Intangible assets, net
Estimated economic life	2 years	2 years
Maximum | Customer relationships
Intangible assets, net
Estimated economic life	14 years	14 years
Maximum | Trademarks
Intangible assets, net
Estimated economic life	5 years	5 years
Maximum | Domain names
Intangible assets, net
Estimated economic life	3 years	3 years
Notes
Capitalization of interest
Interest rate (as a percent)	1.50%	1.50%			1.50%
Interest expenses incurred		¥ 165,618	97,024	99,437
Interest expenses capitalized		¥ 5,874	¥ 14,589	¥ 14,242
Buildings
Property and equipment, net
Estimated useful life	20 years	20 years
Furniture, fixtures and equipment | Minimum
Property and equipment, net
Estimated useful life	2 years	2 years
Furniture, fixtures and equipment | Maximum
Property and equipment, net
Estimated useful life	10 years	10 years
Motor vehicles
Property and equipment, net
Estimated useful life	5 years	5 years
Software
Property and equipment, net
Estimated useful life	3 years	3 years